Investment Strategy - Quantified Gold Futures Tracking Fund	Jan. 30, 2026
Investor and Advisor Class Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s Adviser delegates execution of the Fund’s investment strategy to the Sub-Adviser. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in gold futures contracts. The Fund supplements its 80% policy by investing by investing in Gold bullion-related (1) exchange-traded funds (“ETFs”); (2) exchange-traded notes (“ETNs”); (3) over-the-counter forward contracts; (4) fixed income securities, including through mutual funds and ETFs that invest primarily in fixed income securities; and (5) pooled investment vehicles. Certain pooled investment vehicles are classified as commodity pools. The Fund invests in commodity pools that primarily invest in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures.

Gold bullion-related ETFs are those that invest primarily in (i) physical Gold bullion and/or (ii) over-the-counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, and options contracts or swap contracts. Gold bullion related ETNs are those with interest and/or principal payments linked to the price of Gold bullion. Derivatives are primarily used as substitutes for Gold bullion because they are expected to produce returns that are substantially similar to those of Gold bullion. Derivatives used by the Fund are expected to produce a significant portion of the Fund’s returns. The Fund does not invest more than 25% of Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying Gold index or Gold price upon which they are based.

The Fund concentrates investments in the Gold bullion industry under normal circumstances investing over 25% of its assets in the Gold bullion industry. For purposes of measuring the 25% Gold bullion industry investments, the Fund includes the effects of leverage to Gold bullion (e.g. a security with 2 times leverage to Gold bullion price changes is counted at twice its value). The Fund also invests in investment grade fixed income corporate notes and bonds to generate interest income and to seek to preserve principal. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or S&P Ratings Group (“S&P”), or, if unrated, determined by the Sub-Adviser to be of comparable quality. However, the fixed income securities are selected without restriction as to maturity, issuer country or capitalization.

The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with exposure to Gold bullion and commodities within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in Gold bullion-related: ETFs, ETNs, futures and forward contracts; as well as pooled investment vehicles. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The Sub-Adviser primarily selects securities and derivatives to maintain the Fund’s primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold bullion. The Sub-Adviser primarily disposes of securities or derivatives to replace them with investments that it believes have a higher expected return or will more closely track Gold bullion prices or both. However, placement of individual trades, with the exception of fixed income trades, is conducted by the Adviser in consultation with the Sub-Adviser. The Sub-Adviser selects derivative counterparties it believes to be creditworthy and will close out a derivative position if it believes the counterparty is no longer creditworthy. The Sub-Adviser places substantially all fixed income trades. The Adviser and/or Sub-Adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in continued turnover in excess of 100%.

Class A Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s Adviser delegates execution of the Fund’s investment strategy to the Sub-Adviser. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in gold futures contracts. The Fund supplements its 80% policy by investing in Gold bullion-related (1) exchange-traded funds (“ETFs”); (2) exchange-traded notes (“ETNs”); (3) over-the-counter forward contracts; (4) fixed income securities, including through mutual funds and ETFs that invest primarily in fixed income securities; and (5) pooled investment vehicles. Certain pooled investment vehicles are classified as commodity pools. The Fund invests in commodity pools that primarily invest in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures.

Gold bullion-related ETFs are those that invest primarily in (i) physical Gold bullion and/or (ii) over the counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, and options contracts or swap contracts. Gold bullion related ETNs are those with interest and/or principal payments linked to the price of Gold bullion. Derivatives are primarily used as substitutes for Gold bullion because they are expected to produce returns that are substantially similar to those of Gold bullion. Derivatives used by the Fund are expected to produce a significant portion of the Fund’s returns. The Fund does not invest more than 25% of Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying Gold index or Gold price upon which they are based.

The Fund concentrates investments in the Gold bullion industry under normal circumstances investing over 25% of its assets in the Gold bullion industry. For purposes of measuring the 25% Gold bullion industry investments, the Fund includes the effects of leverage to Gold bullion (e.g., a security with 2 times leverage to Gold bullion price changes is counted at twice its value). The Fund also invests in investment grade fixed income corporate notes and bonds to generate interest income and to preserve principal. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by the Sub-Adviser to be of comparable quality. However, the fixed income securities are selected without restriction as to maturity, issuer country or capitalization.

The Fund will invest up to 25% of its total assets in the wholly owned and controlled Subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with exposure to Gold bullion and commodities within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in Gold bullion-related: ETFs, ETNs, futures and forward contracts; as well as pooled investment vehicles. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The Sub-Adviser primarily selects securities and derivatives to maintain the Fund’s primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold bullion. The Sub-Adviser primarily disposes of securities or derivatives to replace them with investments that it believes have a higher expected return or will more closely track Gold bullion prices or both. However, placement of individual trades, with the exception of fixed income trades, is conducted by the Adviser in consultation with the Sub-Adviser. The Sub-Adviser selects derivative counterparties it believes to be creditworthy and will close out a derivative position if it believes the counterparty is no longer creditworthy. The Sub-Adviser places substantially all fixed income trades. The Adviser and/or Sub-Adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in continued turnover in excess of 100%.